Subsequent Events (Investments and Acquisitions) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended						1 Months Ended					0 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended
	Sep. 30, 2013 Showself [Member] USD ($)	Dec. 01, 2013 Yinlong [Member] USD ($)	Apr. 30, 2014 Subsequent Event [Member] Showself [Member]	Sep. 30, 2014 Subsequent Event [Member] Zhijian [Member] USD ($)	Sep. 30, 2014 Subsequent Event [Member] Zhijian [Member] CNY	Sep. 30, 2014 Subsequent Event [Member] Launcher [Member] USD ($)	Sep. 30, 2014 Subsequent Event [Member] Launcher [Member] CNY	Jan. 31, 2014 Subsequent Event [Member] Beijing Trustek [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] Beijing Trustek [Member] CNY	Jan. 31, 2014 Subsequent Event [Member] Beijing Trustek [Member] Restricted Shares [Member]	Jun. 10, 2014 Subsequent Event [Member] Huayong [Member] USD ($)	Jun. 10, 2014 Subsequent Event [Member] Huayong [Member] CNY	Jan. 31, 2014 Subsequent Event [Member] Huayong [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] Huayong [Member] CNY	Jun. 10, 2014 Subsequent Event [Member] Huayong [Member] Restricted Shares [Member]	Jan. 31, 2014 Subsequent Event [Member] Huayong [Member] Restricted Shares [Member]	May 31, 2014 Subsequent Event [Member] Yipai [Member] USD ($)	May 31, 2014 Subsequent Event [Member] Yipai [Member] CNY	May 31, 2014 Subsequent Event [Member] Yipai [Member] Restricted Shares [Member]	May 31, 2014 Subsequent Event [Member] Showself [Member] USD ($)	May 31, 2014 Subsequent Event [Member] Showself [Member] CNY	May 31, 2014 Subsequent Event [Member] Showself [Member] Restricted Shares [Member]	May 31, 2014 Subsequent Event [Member] Yinlong [Member] USD ($)	May 31, 2014 Subsequent Event [Member] Yinlong [Member] CNY	May 31, 2014 Subsequent Event [Member] Yinlong [Member] Restricted Shares [Member]
Subsequent Event [Line Items]
Percentage of equity interest acquired		36.10%						100.00%	100.00%		10.00%	10.00%	18.99%	18.99%			70.00%	70.00%		45.00%	45.00%		45.00%	45.00%
Fixed cash consideration		$ 2,664						$ 1,640	10,000		$ 113	700	$ 249	1,520			$ 7,000	43,400		$ 77	478		$ 312	1,923
Share consideration, number of shares										3,794,038					18,450,000	12,930,378			33,900,125			29,950,000			38,001,043
Share consideration, number of shares subject to service and/or performance conditions										1,897,019									1,614,290						7,600,209
Percentage of equity interest in cost method investee			20.00%
Percentage of equity interest acquired through step acquisition		55.00%																		65.00%	65.00%
Percentage of equity interest acquired in cost method investee	20.00%			20.00%	20.00%	15.00%	15.00%
Cash consideration for cost method investee	$ 500			$ 1,789	11,000	$ 2,419	15,000